N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Innovations
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations | ColumbiaSelectSmallCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Advisor Class*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Innovations | ColumbiaSeligmanTechnologyandInformationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Columbia Seligman Technology and Information Fund - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(31.23%)
Average Annual Total Returns, 5 Years [Percent]	14.37%
Average Annual Total Returns, 10 Years [Percent]	17.78%
Premier Innovations | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.26%
Average Annual Total Returns, 1 Year [Percent]	(27.04%)
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	7.16%